Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	Jul. 31, 2026	Jan. 31, 2026
Intangible Assets
Intangible assets, net	$ 336,959	$ 332,069
Remainder of fiscal 2027	37,500
2028	67,500
2029	58,800
2030	46,700
2031	36,300
Thereafter	$ 90,200